Segment Information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Operating Segment

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

Nine months ended September 30, 2025	GEO	LEO	Other	Consolidated
Revenue	$321,395	$2,520	$—	$323,915
Operating expenses, net of share-based compensation and non-recurring items(1)	(97,353)	(50,728)	(2,923)	(151,004)
Adjusted EBITDA(1)	$224,042	$(48,208)	$(2,923)	172,911
Share-based compensation				(8,610)
Non-recurring items(2)				(1,836)
Depreciation				(77,991)
Amortization				(33,852)
Other operating gains (losses), net				4,070
Operating income				54,692
Interest expense				(164,492)
Interest and other income				18,760
Gain on repurchase of debt				6,896
Gain (loss) on changes in fair value of financial instruments				(109,780)
Gain (loss) on foreign exchange				84,808
Income (loss) before income taxes				(109,116)
Tax (expense) recovery				12,105
Net income (loss)				$(97,011)
Capital expenditures	$2,998	$521,608	$—	$524,606
Three months ended September 30, 2025	GEO	LEO	Other	Consolidated
Revenue	$100,515	$545	$—	$101,060
Operating expenses, net of share-based compensation and non-recurring items(1)	(36,765)	(16,476)	(979)	(54,220)
Adjusted EBITDA(1)	$63,750	$(15,931)	$(979)	46,840
Share-based compensation				(3,018)
Non-recurring items(2)				(614)
Depreciation				(26,168)
Amortization				(11,314)
Other operating gains (losses), net				251
Operating income				5,977
Interest expense				(54,197)
Interest and other income				5,718
Gain on repurchase of debt				—
Gain (loss) on changes in fair value of financial instruments				(63,120)
Gain (loss) on foreign exchange				(32,282)
Income (loss) before income taxes				(137,904)
Tax (expense) recovery				16,821
Net income (loss)				$(121,083)
Capital expenditures	$739	$139,097	$—	$139,836
Nine months ended September 30, 2024	GEO	LEO	Other	Consolidated
Revenue	$429,404	$13,645	$—	$443,049
Operating expenses, net of share-based compensation and non-recurring items(1)	(83,435)	(46,556)	(2,770)	(132,761)
Adjusted EBITDA(1)	$345,969	$(32,911)	$(2,770)	310,288
Share-based compensation				(14,504)
Non-recurring items(2)				(2,065)
Depreciation				(100,272)
Amortization				(8,438)
Other operating gains (losses), net				2,254
Operating income				187,263
Interest expense				(185,815)
Interest and other income				57,033
Gain on repurchase of debt				193,690
Gain (loss) on foreign exchange				(67,215)
Income (loss) before income taxes				184,956
Tax (expense) recovery				(40,192)
Net income (loss)				$144,764
Capital expenditures	$4,041	$656,632	$—	$660,673
Three months ended September 30, 2024	GEO	LEO	Other	Consolidated
Revenue	$137,337	$1,104	$—	$138,441
Operating expenses, net of share-based compensation and non-recurring items(1)	(26,869)	(13,686)	(1,642)	(42,197)
Adjusted EBITDA(1)	$110,468	$(12,582)	$(1,642)	96,244
Share-based compensation				(3,061)
Non-recurring items(2)				(677)
Depreciation				(32,233)
Amortization				(2,807)
Other operating gains (losses), net				2,272
Operating income				59,738
Interest expense				(59,443)
Interest and other income				15,668
Gain on repurchase of debt				21,368
Gain (loss) on foreign exchange				35,675
Income (loss) before income taxes				73,006
Tax (expense) recovery				(5,164)
Net income (loss)				$67,842
Capital expenditures	$1,753	$324,653	$—	$326,406

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments include severance payments and special compensation and benefits for executives and employees.

Schedule of Revenue Derived from Services

Revenue derived from the above services was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Broadcast	$48,615	$71,949	$154,897	$217,923
Enterprise	50,503	63,133	159,936	203,096
Consulting and other	1,942	3,359	9,082	22,030
Revenue	$101,060	$138,441	$323,915	$443,049

Schedule of Revenue Derived from Segments

Revenue derived from the GEO operating segment was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Broadcast	$48,615	$71,949	$154,897	$217,923
Enterprise	50,503	63,133	159,936	203,096
Consulting and other	1,397	2,255	6,562	8,385
Revenue	$100,515	$137,337	$321,395	$429,404

Revenue derived from the LEO operating segment was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Consulting and other	$545	$1,104	$2,520	$13,645
Revenue	$545	$1,104	$2,520	$13,645

Schedule of Equipment Sales within Services

Equipment sales included within the various services were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Broadcast	$1	$—	$1	$—
Enterprise	334	339	1,686	6,029
Equipment sales	$335	$339	$1,687	$6,029

Schedule of Geographic Regions

Revenue by geographic region was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Canada	$55,063	$64,333	$169,850	$200,873
United States	28,942	50,815	99,750	167,974
Latin America & Caribbean	7,483	9,293	22,606	27,366
Europe, Middle East & Africa	7,225	8,077	21,906	24,079
Asia & Australia	2,347	5,923	9,803	22,757
Revenue	$101,060	$138,441	$323,915	$443,049

The satellites and intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic region were allocated as follows:

As at,	September 30, 2025	December 31, 2024
Canada	$2,331,339	$1,903,673
United Kingdom	303,509	349,619
United States	12,916	14,964
Europe, Middle East & Africa (excluding United Kingdom)	4,477	7,427
All others	1,378	1,460
Satellites, property and other equipment	$2,653,619	$2,277,143
As at,	September 30, 2025	December 31, 2024
Canada	$445,897	$477,221
United States	6,334	7,896
Latin America & Caribbean	8,720	8,817
All others	452	3,532
Intangible assets	$461,403	$497,466

Other long-term assets by geographic region were allocated as follows:

As at,	September 30, 2025	December 31, 2024
Canada	$370,461	$516,507
United States	25,964	—
Other long-term assets	$396,425	$516,507